Shareholder Report, Line Graph (Details) 193915_Innovator Equity Managed Floor ETF_TF_TSR Annual {TF} - USD ($)				12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Nov. 08, 2022	Oct. 31, 2025
Innovator Equity Managed Floor ETF®
Account Value [Line Items]
Line Graph and Table Measure Name				Innovator Equity Managed Floor ETF NAV
Accumulated Value	$ 14,118	$ 11,120	$ 10,000	$ 16,470
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 TR
Accumulated Value	15,370	11,136	10,000	$ 18,667
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500
Accumulated Value	14,904	10,955	10,000	$ 17,868
Solactive GBS United States 500 Index TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Solactive GBS United States 500 Index TR
Accumulated Value	$ 15,523	$ 11,199	$ 10,000	$ 18,987